Eaton Vance
California Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Other — 1.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$ 1,333,332
Total Corporate Bonds (identified cost $1,040,000)		$ 1,333,332

Tax-Exempt Mortgage-Backed Securities — 0.6%
Security	Principal Amount (000's omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$528	$ 564,433
Total Tax-Exempt Mortgage-Backed Securities (identified cost $592,130)		$ 564,433

Tax-Exempt Municipal Obligations — 144.2%
Security	Principal Amount (000's omitted)	Value
Education — 11.9%
California State University, 5.00%, 11/1/41(2)	$6,275	$ 7,104,116
University of California, 5.00%, 5/15/46(2)	4,075	4,609,029
		$ 11,713,145
Electric Utilities — 4.7%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$ 4,640,320
		$ 4,640,320
Escrowed/Prerefunded — 16.9%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	$2,445	$ 2,838,450
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), Prerefunded to 11/15/23, 5.125%, 11/15/35	535	570,770
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	5,250	6,079,500
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	$6,000	$ 6,594,420
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	500	552,600
		$ 16,635,740
General Obligations — 46.1%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$ 3,875,121
Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	665	747,859
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	1,143,910
California, 4.00%, 3/1/46(2)	2,000	2,250,000
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/44	750	832,905
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/42	1,000	1,136,600
Illinois, 5.00%, 2/1/39	2,000	2,108,880
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	8,098,920
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	3,980,585
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(2)	6,000	6,925,980
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	3,180	3,191,416
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	500,815
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	6,963,780
Shoreline Unified School District, CA, (Election of 2018), 4.00%, 8/1/40	675	760,556
Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/45	2,450	2,724,229
		$ 45,241,556
Hospital — 25.7%
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(2)	$3,000	$ 3,359,460
5.00%, 11/15/32	635	653,110
5.00%, 11/15/35	910	935,953
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(2)	6,000	6,612,180
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	1,145	1,205,342

Eaton Vance
California Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System): (continued)
5.00%, 7/1/37	$535	$ 563,195
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	4,053,624
California Municipal Finance Authority, (Community Health System), 4.00%, 2/1/51	1,000	1,103,080
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/37	500	568,525
5.00%, 10/15/47	1,000	1,122,880
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,388,587
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	687,132
		$ 25,253,068
Housing — 3.0%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$530	$ 546,138
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	325	315,426
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	475	476,919
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(1)	200	169,270
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	560	530,096
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	325	321,035
3.00%, 9/15/56	650	617,500
		$ 2,976,384
Industrial Development Revenue — 0.9%
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	$790	$ 851,612
		$ 851,612
Insured - Escrowed / Prerefunded — 4.9%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$ 4,843,028
		$ 4,843,028
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 8.0%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$500	$ 483,565
Central Unified School District, CA, (Election of 2020), (AGM), 3.00%, 8/1/44	1,250	1,276,200
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	250	250,695
(BAM), 4.00%, 8/1/53	1,025	1,129,519
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	252,372
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,424,906
		$ 7,817,257
Insured - Transportation — 7.9%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$ 4,193,150
(NPFG), 0.00%, 10/1/31	4,500	3,552,660
		$ 7,745,810
Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$ 967,914
		$ 967,914
Senior Living/Life Care — 1.4%
California Municipal Finance Authority, (HumanGood California Obligated Group):
3.00%, 10/1/46	$500	$ 474,780
4.00%, 10/1/46	500	546,535
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/42	205	217,462
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	35,039
Green Bonds, 5.00%, 11/15/46(1)	50	54,966
		$ 1,328,782
Special Tax Revenue — 7.4%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$ 523,898
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch), 4.00%, 9/1/50	390	415,689
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/23	480	481,574
5.00%, 9/1/24	240	240,881
5.00%, 9/1/25	335	336,229

Eaton Vance
California Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area): (continued)
5.00%, 9/1/26	$240	$ 240,881
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,448,936
Ontario Community Facilities District No. 53, CA, (Tevelde Facilities), 4.00%, 9/1/42	650	709,872
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/46	550	588,066
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	742,965
Woodland Community Facilities District No. 2004-1, CA, 4.00%, 9/1/46	500	554,885
		$ 7,283,876
Transportation — 4.4%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$ 3,432,240
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	866,205
		$ 4,298,445
Total Tax-Exempt Municipal Obligations (identified cost $133,046,311)		$141,596,937

Taxable Municipal Obligations — 12.8%
Security	Principal Amount (000's omitted)	Value
Education — 5.8%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$ 3,253,950
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	385	379,356
California State University, 3.065%, 11/1/42	1,135	1,105,343
University of California, 3.071%, 5/15/51	1,000	947,070
		$ 5,685,719
Hospital — 5.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$ 2,747,950
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,649,750
		$ 5,397,700
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.1%
Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$ 1,072,464
		$ 1,072,464
Transportation — 0.4%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 2.063%, 5/15/34	$500	$ 453,900
		$ 453,900
Total Taxable Municipal Obligations (identified cost $12,262,053)		$ 12,609,783
Total Investments — 158.9% (identified cost $146,940,494)		$156,104,485
Other Assets, Less Liabilities — (58.9)%		$(57,885,235)
Net Assets — 100.0%		$ 98,219,250
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2022, the aggregate value of these securities is $2,448,882 or 2.5% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2022, 13.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 6.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
California Municipal Income Trust
February 28, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at February 28, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,333,332	$ —	$ 1,333,332
Tax-Exempt Mortgage-Backed Securities	—	564,433	—	564,433
Tax-Exempt Municipal Obligations	—	141,596,937	—	141,596,937
Taxable Municipal Obligations	—	12,609,783	—	12,609,783
Total Investments	$ —	$156,104,485	$ —	$156,104,485
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.
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